Debt issued designated at fair value	6 Months Ended
Jun. 30, 2024
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Financial Instruments Designated At Fair Value Through Profit Or Loss Explanatory
Note 14

Debt issued designated at fair value

USD m 30.6.24 31.3.24 31.12.23
Equity-linked

55,911 44,929 46,269
Rates-linked

25,811 16,059 16,880
Credit-linked 6,510 3,796 4,506
Fixed-rate 15,271 13,952 14,295
Commodity-linked 3,507 3,514 3,704
Other 1,396 700 687
Total debt issued designated at fair value

108,405 82,951 86,341
of which: issued by UBS AG standalone with original maturity greater than one year
3
93,943 70,648 73,544
of which: issued by Credit Suisse International standalone

with original maturity greater than one year

721
1 Includes investment fund unit-linked instruments issued.

2 As of 30 June 2024,

% of Total debt issued designated at fair value was

unsecured (as of 31 March 2024:

%).

3 Based on original contractual
maturity without considering any early redemption features.